Note 2 - Equity Method Investment - Summary of Equity Method Investments (Details) - Helomics Holding Corp. [Member]	6 Months Ended
Jun. 30, 2018 USD ($)
Revenue	$ 215,055
Gross margin	(71,625)
Net loss from continuing operations	(4,529,380)
Net loss to investee	$ (4,331,380) [1]

[1]	The loss to investee was calculated at 80% for the initial period of ownership, January 11, 2018 - February 27, 2018, and then at 75% for the remainder of the six-month period at the current equity investment percentage owned by the Company.